Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards (Details)				1 Months Ended					12 Months Ended
	Jul. 01, 2022 shares	Jun. 30, 2021 shares	Jun. 17, 2020 shares	Mar. 31, 2022 shares	Feb. 28, 2021 shares	Jan. 31, 2021 shares	Jan. 31, 2020 shares	Sep. 30, 2019 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Mar. 01, 2022 $ / shares	Feb. 01, 2021 $ / shares	Jan. 30, 2021 $ / shares	Jan. 01, 2021 $ / shares	Dec. 31, 2020 $ / shares	Aug. 01, 2020 $ / shares
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares									$ 26.23	$ 24.50			$ 25.29		$ 21.04	$ 25.50
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period									2,016,855
New awards granted in the period									1,140,518
Awards vested and issued in the period									(237,800)
Forfeitures in the period									(220,416)
Number of other equity instruments outstanding in share-based payment arrangement at end of period									2,699,157	2,016,855
Restricted Shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
New awards granted in the period	29,676	24,759	32,140
Awards vested and issued in the period	(24,759)	(32,140)
Reclassification of awards for settlement of tax liabilities	7,405	7,734
Restricted Shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period	(13,817)	(24,406)
January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period										(1,041,953)
Share price (in Dollars per share) | $ / shares														$ 25.42
Reclassification of awards for settlement of tax liabilities										454,320
January 1, 2016 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period										(587,633)
January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period					(451,719)	(368,154)
Share price (in Dollars per share) | $ / shares												$ 25.89		$ 25.42
Reclassification of awards for settlement of tax liabilities					180,268	150,926
January 1, 2017 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period					(271,451)	(217,228)
January 1, 2018 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period									431,790
New awards granted in the period									0
Awards vested and issued in the period				(237,800)					(237,800)
Forfeitures in the period									0
Number of other equity instruments outstanding in share-based payment arrangement at end of period									193,990	431,790
Share price (in Dollars per share) | $ / shares											$ 25.17
Reclassification of awards for settlement of tax liabilities				99,990
January 1, 2018 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period				(137,810)
January 1, 2019 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period									152,695
New awards granted in the period								173,293	0
Awards vested and issued in the period									0
Forfeitures in the period									0
Number of other equity instruments outstanding in share-based payment arrangement at end of period									152,695	152,695
January 1, 2020 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period									645,093
New awards granted in the period							761,979		0
Awards vested and issued in the period									0
Forfeitures in the period									(46,920)
Number of other equity instruments outstanding in share-based payment arrangement at end of period									598,173	645,093
January 1, 2022 and Other Awards | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
New awards granted in the period									1,140,518
january 1, 2021 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period									787,277
New awards granted in the period									0	820,202
Awards vested and issued in the period									0
Forfeitures in the period									(103,728)
Number of other equity instruments outstanding in share-based payment arrangement at end of period									683,549	787,277
January 1, 2022 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period									0
New awards granted in the period									964,518
Awards vested and issued in the period									0
Forfeitures in the period									(69,768)
Number of other equity instruments outstanding in share-based payment arrangement at end of period									894,750	0
Other | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period									0
New awards granted in the period									176,000
Awards vested and issued in the period									0
Forfeitures in the period									0
Number of other equity instruments outstanding in share-based payment arrangement at end of period									176,000	0